Leases - Summary of right-of-use assets (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)
Disclosure of quantitative information about right-of-use assets [Roll Forward]
Beginning balance		$ 49,520,847	$ 54,283,458
Depreciation of the year		(5,886,840)	(5,963,778)
Additions		2,719,306	5,318,533
Cancellations		(2,693,228)	(3,585,454)
Currency translation effect		(456,905)	(531,912)
Ending balance	$ 2,553,078	43,203,180	49,520,847
Transportation and storage equipment
Disclosure of quantitative information about right-of-use assets [Roll Forward]
Beginning balance		19,258,587	20,667,926
Depreciation of the year		(3,495,211)	(3,333,879)
Additions		2,163,251	4,396,333
Cancellations		(12,766)	(1,984,257)
Currency translation effect		(345,058)	(487,536)
Ending balance		$ 17,568,803	19,258,587
Transportation and storage equipment | Bottom of range
Disclosure of quantitative information about right-of-use assets [Roll Forward]
Estimated useful life	1 year	1 year
Transportation and storage equipment | Top of range
Disclosure of quantitative information about right-of-use assets [Roll Forward]
Estimated useful life	10 years	10 years
Plants
Disclosure of quantitative information about right-of-use assets [Roll Forward]
Beginning balance		$ 20,075,267	23,727,290
Depreciation of the year		(1,869,775)	(2,050,826)
Cancellations		(2,565,518)	(1,601,197)
Ending balance		$ 15,639,974	20,075,267
Estimated useful life	14 years	14 years
Drilling equipment
Disclosure of quantitative information about right-of-use assets [Roll Forward]
Beginning balance		$ 5,899,525	5,742,350
Depreciation of the year		(122,883)	(277,276)
Additions			434,451
Cancellations		(357,899)
Ending balance		$ 5,418,743	5,899,525
Estimated useful life	10 years	10 years
Rights of use
Disclosure of quantitative information about right-of-use assets [Roll Forward]
Beginning balance		$ 1,576,924	1,663,266
Depreciation of the year		(80,269)	(86,342)
Ending balance		$ 1,496,655	1,576,924
Estimated useful life	23 years	23 years
Port facilities
Disclosure of quantitative information about right-of-use assets [Roll Forward]
Beginning balance		$ 2,614,953	2,388,637
Depreciation of the year		(196,422)	(182,369)
Additions		367,830	451,013
Cancellations		(106,267)
Currency translation effect		(59,603)	(42,328)
Ending balance		$ 2,620,491	2,614,953
Estimated useful life	20 years	20 years
Buildings
Disclosure of quantitative information about right-of-use assets [Roll Forward]
Beginning balance		$ 68,564	62,478
Depreciation of the year		(37,573)	(29,968)
Additions		48,581	36,400
Cancellations		(7,873)
Currency translation effect		(4,453)	(346)
Ending balance		$ 67,246	68,564
Buildings | Bottom of range
Disclosure of quantitative information about right-of-use assets [Roll Forward]
Estimated useful life	1 year	1 year
Buildings | Top of range
Disclosure of quantitative information about right-of-use assets [Roll Forward]
Estimated useful life	5 years	5 years
Land
Disclosure of quantitative information about right-of-use assets [Roll Forward]
Beginning balance		$ 27,027	31,511
Depreciation of the year		(5,810)	(3,118)
Additions			336
Cancellations		(804)
Currency translation effect		(266)	(1,702)
Ending balance		$ 20,147	$ 27,027
Estimated useful life	5 years	5 years
Catalyst
Disclosure of quantitative information about right-of-use assets [Roll Forward]
Depreciation of the year		$ (77,243)
Cancellations		357,899
Currency translation effect		(47,525)
Ending balance		233,131
Machinery and Equipment
Disclosure of quantitative information about right-of-use assets [Roll Forward]
Depreciation of the year		(1,654)
Additions		139,644
Ending balance		$ 137,990
Estimated useful life	1 year	1 year